UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09987

Eaton Vance Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Floating Rate Portfolio

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Floating Rate Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Floating-Rate Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eaton Vance Floating Rate Portfolio	$28	0.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$4,883,414,257
# of Portfolio Holdings	625
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Short-Term Investments	0.9%
Common Stocks	1.4%
Asset-Backed Securities	3.2%
Corporate Bonds	7.7%
Senior Floating-Rate Loans	86.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

BBB
6.2%
BB
23.2%
B
59.2%
CCC or Lower
6.6%
Not Rated
4.8%

Value	Value
Not Rated	4.8%
CCC or Lower	6.6%
B	59.2%
BB	23.2%
BBB	6.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Floating-Rate Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

FR Port.-TSR-SAR

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 3.2%
Security	Principal Amount (000's omitted)	Value
AMMC CLO XV Ltd., Series 2014-15A, Class ERR, 11.428%, (3 mo. SOFR + 7.172%), 1/15/32(1)(2)	$1,500	$ 1,484,682
ARES Loan Funding II Ltd., Series 2022-ALF2A, Class ER, 12.51%, (3 mo. SOFR + 8.24%), 10/20/36(1)(2)	1,325	1,334,923
Barings CLO Ltd.:
Series 2015-1A, Class DR, 7.131%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	2,500	2,500,802
Series 2018-1A, Class C, 7.118%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	3,500	3,468,577
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 11.481%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,524,296
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class DR, 10.131%, (3 mo. SOFR + 5.862%), 1/20/31(1)(2)	5,401	5,334,795
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 11.20%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	1,002,429
Betony CLO 2 Ltd.:
Series 2018-1A, Class C, 7.441%, (3 mo. SOFR + 3.162%), 4/30/31(1)(2)	2,500	2,503,907
Series 2018-1A, Class D, 10.191%, (3 mo. SOFR + 5.912%), 4/30/31(1)(2)	2,475	2,339,254
BlueMountain CLO Ltd.:
Series 2016-3A, Class DR, 7.685%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,477,959
Series 2016-3A, Class ER, 10.535%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,332,140
Series 2018-1A, Class D, 7.591%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,461,945
Series 2018-1A, Class E, 10.491%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,755,966
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 11.371%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	960,142
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.661%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	3,000	2,975,052
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 10.956%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,928,596
BlueMountain CLO XXXIII Ltd., Series 2021-33A, Class E, 11.414%, (3 mo. SOFR + 7.092%), 11/20/34(1)(2)	2,500	2,450,048
Bryant Park Funding Ltd.:
Series 2023-20A, Class D, 10.346%, (3 mo. SOFR + 6.09%), 7/15/36(1)(2)	3,500	3,507,763
Series 2023-21A, Class D, 9.72%, (3 mo. SOFR + 5.45%), 10/18/36(1)(2)	3,525	3,545,233
Security	Principal Amount (000's omitted)	Value
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 10.218%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	$4,875	$ 4,785,388
Series 2016-1A, Class ER, 10.268%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,869,220
Series 2016-2A, Class ER, 10.518%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	4,370,719
Series 2017-1A, Class E, 10.768%, (3 mo. SOFR + 6.512%), 7/15/30(1)(2)	3,250	3,148,229
Series 2018-1A, Class D, 7.418%, (3 mo. SOFR + 3.162%), 7/15/31(1)(2)	3,000	2,974,929
Series 2018-1A, Class E, 10.268%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,750	2,694,271
Carlyle C17 CLO Ltd.:
Series C17A, Class CR, 7.341%, (3 mo. SOFR + 3.062%), 4/30/31(1)(2)	5,000	4,989,645
Series C17A, Class DR, 10.541%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	3,500	3,329,242
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class CR2, 8.003%, (3 mo. SOFR + 3.762%), 1/14/32(1)(2)	2,500	2,503,672
Series 2012-3A, Class DR2, 11.003%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	1,500	1,457,886
Series 2014-3RA, Class C, 7.494%, (3 mo. SOFR + 3.212%), 7/27/31(1)(2)	1,000	1,001,487
Series 2014-3RA, Class D, 9.944%, (3 mo. SOFR + 5.662%), 7/27/31(1)(2)	2,150	2,023,410
Series 2014-4RA, Class C, 7.418%, (3 mo. SOFR + 3.162%), 7/15/30(1)(2)	2,000	1,999,758
Series 2014-4RA, Class D, 10.168%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	1,500	1,417,826
Carlyle U.S. CLO Ltd.:
Series 2019-4A, Class DR, 10.856%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,946,945
Series 2022-6A, Class DR, 9.032%, (3 mo. SOFR + 4.75%), 10/25/36(1)(2)	2,200	2,202,618
CarVal CLO IV Ltd., Series 2021-1A, Class E, 11.131%, (3 mo. SOFR + 6.862%), 7/20/34(1)(2)	1,000	993,613
CIFC Funding Ltd., Series 2022-4A, Class D, 7.811%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,753,827
Dryden CLO Ltd.:
Series 2018-55A, Class D, 7.368%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	1,500	1,476,885
Series 2018-55A, Class E, 9.918%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,930,278
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 7.118%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	5,000	4,975,000
Series 2015-41A, Class ER, 9.818%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,188,404
Series 2016-42A, Class D1AR, 7.556%, (3 mo. SOFR + 3.30%), 7/15/37(1)(2)	2,500	2,476,140
Series 2016-42A, Class ERR, 10.756%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	3,500	3,417,785

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Golub Capital Partners CLO 58B Ltd., Series 2021-58A, Class E, 11.353%, (3 mo. SOFR + 7.072%), 1/25/35(1)(2)	$2,500	$ 2,455,173
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 11.481%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,846,618
Harriman Park CLO Ltd., Series 2020-1A, Class ER, 10.931%, (3 mo. SOFR + 6.662%), 4/20/34(1)(2)	1,000	1,003,609
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 10.67%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	1,450	1,457,205
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.856%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	2,500	2,376,145
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 8.512%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	2,004,162
Neuberger Berman Loan Advisers CLO Ltd., Series 2022-48A, Class E, 10.782%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	3,200	3,181,690
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 11.092%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	1,946,636
Series 2021-2A, Class ER, 9.356%, (3 mo. SOFR + 5.10%), 2/15/38(1)(2)	1,000	985,493
RAD CLO 5 Ltd., Series 2019-5A, Class E, 11.237%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	1,250	1,242,800
RAD CLO 14 Ltd., Series 2021-14A, Class E, 11.018%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	950	925,651
Regatta XIII Funding Ltd., Series 2018-2A, Class D, 10.468%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	5,000	4,602,365
Upland CLO Ltd.:
Series 2016-1A, Class CR, 7.431%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	4,500	4,507,771
Series 2016-1A, Class DR, 10.431%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	2,023,185
Voya CLO Ltd.:
Series 2015-3A, Class CR, 7.681%, (3 mo. SOFR + 3.412%), 10/20/31(1)(2)	2,500	2,493,125
Series 2015-3A, Class DR, 10.731%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	5,500	5,110,325
Series 2016-3A, Class CR, 7.781%, (3 mo. SOFR + 3.512%), 10/18/31(1)(2)	2,000	1,988,782
Series 2016-3A, Class DR, 10.611%, (3 mo. SOFR + 6.342%), 10/18/31(1)(2)	2,375	2,102,466
Series 2018-2A, Class E, 9.768%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	2,500	2,257,808
Security	Principal Amount (000's omitted)	Value
Wellfleet CLO Ltd.:
Series 2021-1A, Class D, 8.031%, (3 mo. SOFR + 3.762%), 4/20/34(1)(2)	$1,200	$ 1,165,244
Series 2021-3A, Class E, 11.618%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	950	901,539
Total Asset-Backed Securities (identified cost $158,372,112)		$ 154,393,478

Common Stocks — 1.3%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	950	$ 0
IAP Worldwide Services LLC(3)(4)	1,627	0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(4)(5)	223,950	$ 3,433,936
Phoenix Services International LLC(4)(5)	168,954	675,816
Phoenix Services International LLC(4)(5)	15,415	61,660
		$ 4,171,412
Containers and Glass Products — 0.0%†
LG Parent Holding Co.(4)(5)	250,979	$ 491,542
		$ 491,542
Electronic Equipment, Instruments & Components — 0.4%
Range Red Acquisitions LLC, Class A1(3)(4)(5)	8,745	$ 19,670,741
		$ 19,670,741
Electronics/Electrical — 0.0%†
Skillsoft Corp.(4)(5)	44,676	$ 854,652
		$ 854,652
Entertainment — 0.0%†
New Cineworld Ltd.(4)(5)	80,602	$ 1,692,642
		$ 1,692,642
Health Care — 0.2%
Akorn Holding Co. LLC(3)(4)(5)	705,631	$ 0
Cano Health, Inc.(4)(5)	314,140	2,146,675
Envision Parent, Inc.(4)(5)	778,264	9,592,104
		$ 11,738,779

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables — 0.3%
Serta Simmons Bedding, Inc.(4)(5)	1,348,933	$ 12,814,864
Serta SSB Equipment Co.(3)(4)(5)	1,348,933	0
		$ 12,814,864
Investment Companies — 0.0%†
Aegletes BV(4)(5)	116,244	$ 61,958
		$ 61,958
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(4)(5)	73,982	$ 5,499,341
		$ 5,499,341
Oil and Gas — 0.0%
AFG Holdings, Inc.(3)(4)(5)	498,342	$ 0
		$ 0
Pharmaceuticals — 0.2%
Mallinckrodt International Finance SA(4)(5)	100,308	$ 8,730,959
		$ 8,730,959
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(3)(4)(5)	2,897	$ 0
Jubilee Enterprise PCL, Class A2(3)(4)(5)	2,314,594	0
		$ 0
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	2,590	$ 0
		$ 0
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(3)(4)(5)	364,650	$ 0
		$ 0
Total Common Stocks (identified cost $108,980,129)		$ 65,726,890

Corporate Bonds — 7.5%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.4%
Goat Holdco LLC, 6.75%, 2/1/32(1)	$1,800	$ 1,761,318
TransDigm, Inc.:
6.75%, 8/15/28(1)	3,175	3,242,767
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense (continued)
TransDigm, Inc.: (continued)
6.875%, 12/15/30(1)	$15,000	$ 15,467,145
		$ 20,471,230
Air Transport — 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)	$3,058	$ 3,040,503
5.75%, 4/20/29(1)	10,875	10,559,768
United Airlines, Inc.:
4.375%, 4/15/26(1)	4,625	4,562,903
4.625%, 4/15/29(1)	4,625	4,350,108
		$ 22,513,282
Apparel & Luxury Goods — 0.1%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	$3,600	$ 3,801,517
		$ 3,801,517
Automotive — 0.0%†
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	$675	$ 681,536
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 5/15/26(1)	724	726,945
		$ 1,408,481
Building and Development — 0.1%
Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31(1)	$2,500	$ 2,567,240
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	531	527,980
		$ 3,095,220
Business Equipment and Services — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	$4,475	$ 4,305,703
4.625%, 6/1/28(1)	15,725	15,071,922
		$ 19,377,625
Chemicals — 0.3%
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(1)	$9,350	$ 8,647,507
7.125%, 10/1/27(1)	925	928,250
9.75%, 11/15/28(1)	7,600	7,928,381
		$ 17,504,138
Commercial Services — 0.2%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	$5,550	$ 4,946,299

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Commercial Services (continued)
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	$3,250	$ 3,351,787
		$ 8,298,086
Computers — 0.0%†
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	$1,800	$ 1,878,514
		$ 1,878,514
Diversified Financial Services — 0.1%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)	$2,925	$ 3,015,508
Aretec Group, Inc., 10.00%, 8/15/30(1)	4,225	4,554,559
		$ 7,570,067
Diversified Telecommunication Services — 0.8%
Altice France SA:
5.125%, 1/15/29(1)	$1,300	$ 1,054,081
5.125%, 7/15/29(1)	13,725	11,217,832
8.125%, 2/1/27(1)	14,325	13,123,890
Level 3 Financing, Inc., 10.75%, 12/15/30(1)	9,100	10,120,142
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	6,500	5,849,720
		$ 41,365,665
Drugs — 0.2%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$9,150	$ 8,691,925
		$ 8,691,925
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(1)	$13,925	$ 13,315,077
		$ 13,315,077
Engineering & Construction — 0.0%†
Artera Services LLC, 8.50%, 2/15/31(1)	$1,175	$ 1,116,192
		$ 1,116,192
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	$2,925	$ 2,942,852
Six Flags Entertainment Corp., 7.00%, 7/1/25(1)	586	586,935
		$ 3,529,787
Health Care — 0.5%
Medline Borrower LP, 3.875%, 4/1/29(1)	$18,800	$ 17,555,895
Tenet Healthcare Corp., 4.25%, 6/1/29	5,950	5,673,126
		$ 23,229,021
Security	Principal Amount (000's omitted)	Value
Hotels, Restaurants & Leisure — 0.5%
Carnival Corp., 4.00%, 8/1/28(1)	$25,575	$ 24,409,931
		$ 24,409,931
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31(1)	$5,000	$ 4,140,118
		$ 4,140,118
Insurance — 0.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/27(1)	$700	$ 676,121
7.00%, 1/15/31(1)	1,750	1,777,820
AmWINS Group, Inc., 6.375%, 2/15/29(1)	4,850	4,910,834
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	15,325	15,713,335
		$ 23,078,110
Internet Software & Services — 0.0%†
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	$2,700	$ 2,325,497
		$ 2,325,497
Leisure Goods/Activities/Movies — 0.4%
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	$3,300	$ 3,292,141
NCL Corp. Ltd., 5.875%, 2/15/27(1)	18,500	18,426,468
		$ 21,718,609
Machinery — 0.4%
Madison IAQ LLC, 4.125%, 6/30/28(1)	$13,050	$ 12,471,702
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	5,650	5,568,963
		$ 18,040,665
Pharmaceuticals — 0.1%
1261229 BC Ltd., 10.00%, 4/15/32(1)	$5,250	$ 5,144,129
		$ 5,144,129
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$3,025	$ 2,865,632
		$ 2,865,632
Real Estate Investment Trusts (REITs) — 0.2%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	$6,393	$ 6,428,266

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Real Estate Investment Trusts (REITs) (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	$2,525	$ 2,466,761
		$ 8,895,027
Retail — 0.2%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	$10,580	$ 9,811,259
		$ 9,811,259
Software — 0.6%
Cloud Software Group, Inc.:
8.25%, 6/30/32(1)	$14,930	$ 15,585,397
9.00%, 9/30/29(1)	7,100	7,160,561
GoTo Group, Inc., 5.50%, 5/1/28(1)	1,342	1,170,895
UKG, Inc., 6.875%, 2/1/31(1)	7,850	8,083,569
		$ 32,000,422
Technology — 0.2%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$9,650	$ 9,114,863
		$ 9,114,863
Telecommunications — 0.1%
VMED O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	$3,550	$ 3,101,345
		$ 3,101,345
Wireless Telecommunication Services — 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	$6,403	$ 6,422,480
		$ 6,422,480
Total Corporate Bonds (identified cost $376,188,590)		$ 368,233,914

Exchange-Traded Funds — 0.3%
Security	Shares	Value
Income Funds — 0.3%
Eaton Vance Floating-Rate ETF(6)	292,500	$ 14,391,000
Total Exchange-Traded Funds (identified cost $14,787,450)		$ 14,391,000

Preferred Stocks — 0.1%
Security	Shares	Value
Technology — 0.1%
Cohesity Global, Inc.:
Series G(4)	78,854	$ 1,912,209
Series G1(4)	54,480	1,198,560
Total Preferred Stocks (identified cost $2,733,347)		$ 3,110,769

Senior Floating-Rate Loans — 84.8%(7)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.6%
Aernnova Aerospace SAU, Term Loan, 6.323%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	7,550	$ 8,497,427
Air Comm Corp. LLC:
Term Loan, 7.321%, (1 mo. USD Term SOFR + 3.00%), 11/21/31		12,877	12,772,298
Term Loan, 12/11/31(8)		1,073	1,064,358
HDI Aerospace Intermediate Holding III Corp., Term Loan, 8.73%, (3 mo. USD Term SOFR + 4.50%), 2/11/32		6,050	6,034,875
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(3)(9)		6,709	5,379,643
Novaria Holdings LLC, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 6/6/31		2,363	2,363,140
TransDigm, Inc.:
Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 2/28/31		9,183	9,102,832
Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 3/22/30		29,189	29,163,230
Vista Management Holding, Inc., Term Loan, 8.048%, (3 mo. USD Term SOFR + 3.75%), 4/1/31		5,575	5,561,062
			$ 79,938,865
Air Freight & Logistics — 0.1%
AIT Worldwide Logistics, Inc., Term Loan, 8.302%, (3 mo. USD Term SOFR + 4.00%), 4/8/30		5,910	$ 5,688,555
			$ 5,688,555
Airlines — 0.4%
American Airlines, Inc., Term Loan, 6.52%, (3 mo. USD Term SOFR + 2.25%), 4/20/28		21,903	$ 21,487,075
			$ 21,487,075

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Apparel & Luxury Goods — 0.6%
Gloves Buyer, Inc., Term Loan, 8.436%, (1 mo. USD Term SOFR + 4.00%), 12/29/27		21,387	$ 20,477,877
Hanesbrands, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 3/7/32		6,366	6,326,302
			$ 26,804,179
Auto Components — 1.3%
Adient U.S. LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 1/31/31		6,409	$ 6,281,763
Autokiniton U.S. Holdings, Inc., Term Loan, 8.436%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		12,775	12,595,471
Clarios Global LP:
Term Loan, 5.151%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	1,515	1,686,456
Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 1/28/32		5,650	5,548,780
DexKo Global, Inc.:
Term Loan, 6.151%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	4,284	4,474,255
Term Loan, 6.151%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	6,291	6,570,788
Term Loan, 8.186%, (1 mo. USD Term SOFR + 3.75%), 10/4/28		1,781	1,649,166
Lippert Colipper, Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 3/25/32		3,350	3,316,500
LTI Holdings, Inc., Term Loan, 8.572%, (1 mo. USD Term SOFR + 4.25%), 7/19/29		10,214	9,767,851
RealTruck Group, Inc.:
Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 1/31/28		5,298	4,955,880
Term Loan, 9.436%, (1 mo. USD Term SOFR + 5.00%), 1/31/28		7,054	6,736,366
			$ 63,583,276
Automobiles — 0.7%
Bombardier Recreational Products, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 1/22/31		16,917	$ 16,366,731
MajorDrive Holdings IV LLC:
Term Loan, 8.561%, (3 mo. USD Term SOFR + 4.00%), 6/1/28		14,665	13,664,596
Term Loan, 9.949%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		2,108	1,960,260
			$ 31,991,587
Beverages — 0.8%
Celsius Holdings, Inc., Term Loan, 7.548%, (3 mo. USD Term SOFR + 3.25%), 4/1/32		6,600	$ 6,569,739
Borrower/Description	Principal Amount* (000's omitted)		Value
Beverages (continued)
City Brewing Co. LLC:
Term Loan, 8.018%, (3 mo. USD Term SOFR + 3.50%), 4/5/28		8,949	$ 3,534,777
Term Loan, 10.506%, (3 mo. USD Term SOFR + 6.25%), 4/5/28		4,757	1,831,457
Term Loan - Second Lien, 0.00%, 4/5/28(9)		10,348	239,340
Triton Water Holdings, Inc., Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 3/31/28		27,327	27,152,686
			$ 39,327,999
Biotechnology — 0.3%
Alltech, Inc., Term Loan, 8.686%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		12,939	$ 12,796,401
Grifols Worldwide Operations USA, Inc., Term Loan, 6.463%, (3 mo. USD Term SOFR + 2.00%), 11/15/27		3,023	2,984,182
			$ 15,780,583
Broadline Retail — 0.6%
Peer Holding III BV:
Term Loan, 5.605%, (3 mo. EURIBOR + 3.25%), 11/26/31	EUR	5,725	$ 6,496,497
Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		11,360	11,327,135
Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		13,391	13,353,808
			$ 31,177,440
Building Products — 0.8%
Cornerstone Building Brands, Inc.:
Term Loan, 7.672%, (1 mo. USD Term SOFR + 3.25%), 4/12/28		5,963	$ 5,238,331
Term Loan, 8.822%, (1 mo. USD Term SOFR + 4.50%), 5/15/31		4,353	3,605,606
CPG International, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 9/19/31		6,708	6,687,224
LHS Borrower LLC, Term Loan, 9.172%, (1 mo. USD Term SOFR + 4.75%), 2/16/29		5,737	5,044,376
MI Windows & Doors LLC, Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 3/28/31		12,307	12,139,871
Oscar AcquisitionCo LLC, Term Loan, 8.549%, (3 mo. USD Term SOFR + 4.25%), 4/29/29		1,574	1,509,293
Sport Group Holding GmbH, Term Loan, 6.323%, (3 mo. EURIBOR + 4.00%), 7/8/31	EUR	1,300	1,465,342
Standard Industries, Inc., Term Loan, 6.069%, (1 mo. USD Term SOFR + 1.75%), 9/22/28		1,274	1,276,960
			$ 36,967,003

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets — 3.2%
Advisor Group, Inc., Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 8/17/28		9,029	$ 9,006,251
AllSpring Buyer LLC, Term Loan, 7.313%, (3 mo. USD Term SOFR + 3.00%), 11/1/30		4,357	4,353,168
Aretec Group, Inc., Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 8/9/30		13,590	13,535,875
CeramTec AcquiCo GmbH, Term Loan, 5.999%, (3 mo. EURIBOR + 3.50%), 3/16/29	EUR	12,779	14,290,259
Citco Funding LLC, Term Loan, 6.934%, (6 mo. USD Term SOFR + 2.75%), 4/27/28		8,053	8,073,922
Edelman Financial Center LLC, Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 4/7/28		9,925	9,900,569
EIG Management Co. LLC, Term Loan, 9.323%, (1 mo. USD Term SOFR + 5.00%), 5/17/29		3,867	3,828,081
FinCo I LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 6/27/29		12,658	12,646,576
Focus Financial Partners LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 9/15/31		10,887	10,770,568
Franklin Square Holdings LP, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 4/25/31		9,751	9,726,934
Guggenheim Partners LLC, Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 11/26/31		24,101	24,111,146
HighTower Holdings LLC, Term Loan, 7.291%, (3 mo. USD Term SOFR + 3.00%), 2/3/32		2,641	2,601,636
Kestra Advisor Services Holdings A, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 3/21/31		6,244	6,196,837
Mariner Wealth Advisors LLC, Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 8/18/28		15,010	15,000,999
Orion Advisor Solutions, Inc., Term Loan, 8.03%, (3 mo. USD Term SOFR + 3.75%), 9/24/30		7,761	7,761,039
Victory Capital Holdings, Inc., Term Loan, 6.609%, (3 mo. USD Term SOFR + 2.25%), 12/29/28		4,103	4,106,379
			$ 155,910,239
Chemicals — 3.7%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 6.049%, (3 mo. USD Term SOFR + 1.75%), 12/20/29		16,745	$ 16,764,129
Discovery Purchaser Corp., Term Loan, 8.022%, (3 mo. USD Term SOFR + 3.75%), 10/4/29		5,686	5,663,007
ECO Services Operations Corp., Term Loan, 6.28%, (3 mo. USD Term SOFR + 2.00%), 6/12/31		3,484	3,433,548
GEON Performance Solutions LLC, Term Loan, 8.811%, (3 mo. USD Term SOFR + 4.25%), 8/18/28		5,578	5,403,565
Groupe Solmax, Inc., Term Loan, 9.186% - 9.311%, (1 mo. USD Term SOFR + 4.75%, 3 mo. USD Term SOFR + 4.75%), 5/29/28		6,612	5,508,220
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
INEOS Finance PLC, Term Loan, 5.651%, (1 mo. EURIBOR + 3.50%), 6/23/31	EUR	4,150	$ 4,436,776
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 6.151%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	1,475	1,487,985
Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 3/14/30		4,913	4,175,625
INEOS U.S. Finance LLC:
Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 2/7/31		10,048	9,324,071
Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 2/18/30		23,057	21,638,718
Lonza Group AG:
Term Loan, 6.28%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	950	1,003,322
Term Loan, 8.324%, (3 mo. USD Term SOFR + 3.93%), 7/3/28		9,301	8,533,371
Minerals Technologies, Inc., Term Loan, 6.32%, (1 mo. USD Term SOFR + 2.00%), 11/26/31		4,788	4,740,120
Momentive Performance Materials, Inc., Term Loan, 8.322%, (1 mo. USD Term SOFR + 4.00%), 3/29/28		19,907	19,623,594
Natgasoline LLC, Term Loan, 9.799%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		4,925	4,820,344
Olympus Water U.S. Holding Corp., Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 6/20/31		8,508	8,419,324
Orion Engineered Carbons GmbH, Term Loan, 4.755%, (3 mo. EURIBOR + 2.40%), 9/24/28	EUR	1,250	1,405,004
Rohm Holding GmbH:
Term Loan, 7.848%, (6 mo. EURIBOR + 5.25%), 7.598% cash, 0.25% PIK, 1/31/29	EUR	11,820	12,797,596
Term Loan, 9.737%, (6 mo. USD Term SOFR + 5.50%), 1/31/29		13,598	12,900,644
SCUR-Alpha 1503 GmbH, Term Loan, 9.78%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		10,333	9,308,075
Tronox Finance LLC:
Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 4/4/29		8,664	8,181,888
Term Loan, 6.799% - 6.822%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 9/30/31		11,541	10,896,628
			$ 180,465,554
Commercial Services & Supplies — 2.3%
Albion Financing 3 SARL, Term Loan, 7.302%, (3 mo. USD Term SOFR + 3.00%), 8/16/29		6,865	$ 6,871,002
Armor Holding II LLC, Term Loan, 12/11/28(10)		1,925	1,925,000
Belfor Holdings, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 11/1/30		5,993	5,985,807

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
EnergySolutions LLC, Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 9/20/30		13,519	$ 13,484,857
Flame Newco LLC, Term Loan, 10.422%, (1 mo. USD Term SOFR + 6.00%), 6.422% cash, 4.00% PIK, 6/30/28		2,121	2,078,153
Foundever Group, Term Loan, 6.25%, (3 mo. EURIBOR + 3.75%), 8/28/28	EUR	3,925	2,596,542
Foundever Worldwide Corp., Term Loan, 8.178%, (3 mo. USD Term SOFR + 3.75%), 8/28/28		16,205	9,185,300
GFL Environmental, Inc., Term Loan, 6.819%, (3 mo. USD Term SOFR + 2.50%), 2/4/32		16,400	16,215,500
Harsco Corp., Term Loan, 6.686%, (1 mo. USD Term SOFR + 2.25%), 6/9/28		872	846,895
Heritage-Crystal Clean, Inc., Term Loan, 8.303%, (3 mo. USD Term SOFR + 4.00%), 10/17/30		7,233	7,228,917
Minimax Viking GmbH:
Term Loan, 4.651%, (1 mo. EURIBOR + 2.50%), 3/17/32	EUR	1,475	1,668,690
Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 3/17/32		5,675	5,660,813
Monitronics International, Inc., Term Loan, 12.083%, (1 mo. USD Term SOFR + 7.50%), 6/30/28		12,157	12,096,199
Prime Security Services Borrower LLC, Term Loan, 6.319%, (1 mo. USD Term SOFR + 2.00%), 10/13/30		8,330	8,305,567
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.799%, (3 mo. USD Term SOFR + 3.50%), 10/24/31		6,000	6,017,490
TMF Group Holding BV, Term Loan, 7.035% - 7.039%, (3 mo. USD Term SOFR + 2.75%), 5/3/28		6,437	6,413,342
TruGreen LP, Term Loan, 8.422%, (1 mo. USD Term SOFR + 4.00%), 11/2/27		8,270	7,856,095
			$ 114,436,169
Construction Materials — 1.0%
Knife River HoldCo, Term Loan, 6.292%, (3 mo. USD Term SOFR + 2.00%), 3/8/32		2,375	$ 2,377,969
Quikrete Holdings, Inc.:
Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 3/19/29		20,312	20,031,732
Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 4/14/31		5,341	5,248,407
Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		16,050	15,755,402
Star Holding LLC, Term Loan, 8.822%, (1 mo. USD Term SOFR + 4.50%), 7/31/31		8,084	7,666,009
			$ 51,079,519
Borrower/Description	Principal Amount* (000's omitted)		Value
Consumer Finance — 0.4%
CPI Holdco B LLC:
Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		11,841	$ 11,780,232
Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 5/17/31		7,500	7,475,775
			$ 19,256,007
Consumer Staples Distribution & Retail — 0.1%
Cardenas Markets, Inc., Term Loan, 11.149%, (3 mo. USD Term SOFR + 6.75%), 8/1/29		4,091	$ 3,693,346
			$ 3,693,346
Containers & Packaging — 0.7%
Altium Packaging LLC, Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		4,739	$ 4,638,480
Berlin Packaging LLC, Term Loan, 7.799% - 7.824%, (1 mo. USD Term SOFR + 3.50%, 3 mo. USD Term SOFR + 3.50%), 6/7/31		7,375	7,332,549
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.497%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		10,672	10,611,747
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 11.309%, (3 mo. USD Term SOFR + 6.75%), 10/1/29		6,675	1,403,152
Proampac PG Borrower LLC, Term Loan, 8.256% - 8.323%, (3 mo. USD Term SOFR + 4.00%), 9/15/28		11,677	11,522,756
			$ 35,508,684
Distributors — 0.4%
Parts Europe SA, Term Loan, 5.486%, (3 mo. EURIBOR + 3.25%), 2/3/31	EUR	14,275	$ 16,190,200
Phillips Feed Service, Inc., Term Loan, 11.422%, (1 mo. USD Term SOFR + 7.00%), 11/13/26(3)		463	285,310
Rubix Group Midco 3 Ltd., Term Loan, 6.535%, (3 mo. EURIBOR + 4.00%), 9/30/28	EUR	1,500	1,700,610
Winterfell Financing SARL, Term Loan, 7.539%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	2,000	2,221,248
			$ 20,397,368
Diversified Consumer Services — 0.8%
Ascend Learning LLC:
Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		5,683	$ 5,627,894
Term Loan - Second Lien, 10.172%, (1 mo. USD Term SOFR + 5.75%), 12/10/29		6,348	6,262,401
KUEHG Corp., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 6/12/30		10,081	10,059,796

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services (continued)
Lernen Bidco Ltd., Term Loan, 8.589%, (3 mo. USD Term SOFR + 4.00%), 10/27/31		5,012	$ 4,997,826
Spring Education Group, Inc., Term Loan, 8.299%, (3 mo. USD Term SOFR + 4.00%), 10/4/30		3,678	3,674,612
Wand NewCo 3, Inc., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		10,224	10,099,528
			$ 40,722,057
Diversified Financial Services — 0.2%
Concorde Midco Ltd., Term Loan, 5.809%, (6 mo. EURIBOR + 3.50%), 3/1/30	EUR	8,730	$ 9,766,163
			$ 9,766,163
Diversified Telecommunication Services — 1.0%
Altice France SA, Term Loan, 10.50%, (U.S. (Fed) Prime Rate + 3.00%), 8/14/26		6,422	$ 5,640,446
Anuvu Holdings 2 LLC:
Term Loan, 12.645%, (3 mo. USD Term SOFR + 8.25%), 3/23/26(3)		8,504	3,159,147
Term Loan, 14.395%, (3 mo. USD Term SOFR + 10.00%), 8.395% cash, 6.00% PIK, 9/27/27(3)		10,084	8,067,506
Level 3 Financing, Inc., Term Loan, 8.572%, (1 mo. USD Term SOFR + 4.25%), 3/27/32		10,851	10,843,825
Lumen Technologies, Inc.:
Term Loan, 6.786%, (1 mo. USD Term SOFR + 2.35%), 4/16/29		9,499	9,108,370
Term Loan, 6.786%, (1 mo. USD Term SOFR + 2.35%), 4/15/30		9,499	9,076,786
Virgin Media Bristol LLC, Term Loan, 6.936%, (1 mo. USD Term SOFR + 2.50%), 1/31/28		2,563	2,531,404
			$ 48,427,484
Electric Utilities — 0.4%
Alpha Generation LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 9/30/31		3,358	$ 3,362,625
Kohler Energy Co. LLC, Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 5/1/31		16,586	16,254,309
			$ 19,616,934
Electrical Equipment — 0.5%
AZZ, Inc., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 5/13/29		1,271	$ 1,271,907
Dynamo Newco II GmbH, Term Loan, 7.798%, (3 mo. USD Term SOFR + 3.50%), 10/1/31		3,109	3,101,602
WEC U.S. Holdings Ltd., Term Loan, 6.574%, (1 mo. USD Term SOFR + 2.25%), 1/27/31		20,565	20,404,168
			$ 24,777,677
Borrower/Description	Principal Amount* (000's omitted)	Value
Electronic Equipment, Instruments & Components — 0.9%
Creation Technologies, Inc., Term Loan, 10.046%, (3 mo. USD Term SOFR + 5.50%), 10/5/28	12,621	$ 12,068,827
II-VI, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 7/2/29	336	333,224
Mirion Technologies, Inc., Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 10/20/28	1,722	1,721,109
Range Red Operating, Inc.:
Term Loan, 12.419%, (1 mo. USD Term SOFR + 8.00%), 10/1/29	3,183	3,065,789
Term Loan - Second Lien, 12.419%, (1 mo. USD Term SOFR + 8.00%), 10/1/29	13,353	12,860,537
TTM Technologies, Inc., Term Loan, 6.574%, (1 mo. USD Term SOFR + 2.25%), 5/30/30	2,062	2,059,527
Verifone Systems, Inc., Term Loan, 10.211%, (3 mo. USD Term SOFR + 5.50%), 8/18/28	13,380	11,927,671
		$ 44,036,684
Energy Equipment & Services — 0.5%
Ameriforge Group, Inc.:
Term Loan, 15.435%, (1 mo. USD Term SOFR + 11.00%), 4.435% cash, 11.00% PIK, 12/31/25(3)	3,686	$ 1,061,182
Term Loan, 15.435%, (1 mo. USD Term SOFR + 11.00%), 4.435% cash, 11.00% PIK, 12/31/25(3)	31,825	9,162,333
PG Investment Co. 59 SARL, Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 3/26/31	13,316	13,295,779
		$ 23,519,294
Engineering & Construction — 1.2%
American Residential Services LLC, Term Loan, 7.53%, (3 mo. USD Term SOFR + 3.25%), 2/2/32	491	$ 487,015
APi Group DE, Inc., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 1/3/29	10,133	10,130,489
Arcosa, Inc., Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 8/12/31	3,491	3,491,267
Artera Services LLC, Term Loan, 8.799%, (3 mo. USD Term SOFR + 4.50%), 2/15/31	8,586	8,207,593
Azuria Water Solutions, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 5/17/28	15,530	15,426,629
Construction Partners, Inc., Term Loan, 6.82%, (1 mo. USD Term SOFR + 2.50%), 11/3/31	4,813	4,786,875
Northstar Group Services, Inc., Term Loan, 8.881%, (6 mo. USD Term SOFR + 4.75%), 5/8/30	15,812	15,841,428
		$ 58,371,296

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment — 1.7%
Creative Artists Agency LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 10/1/31		1,496	$ 1,491,305
EOC Borrower LLC, Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 3/24/32		30,575	30,281,939
Live Nation Entertainment, Inc., Term Loan, 6.17%, (1 mo. USD Term SOFR + 1.75%), 10/19/26		5,484	5,484,778
Playtika Holding Corp., Term Loan, 7.186%, (1 mo. USD Term SOFR + 2.75%), 3/13/28		13,319	13,044,822
Pretzel Parent, Inc., Term Loan, 8.822%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		9,300	9,255,825
Renaissance Holding Corp., Term Loan, 8.28%, (3 mo. USD Term SOFR + 4.00%), 4/5/30		12,342	11,545,207
Varsity Brands, Inc., Term Loan, 7.819%, (3 mo. USD Term SOFR + 3.50%), 8/26/31		11,500	11,331,123
Vue Entertainment International Ltd., Term Loan, 10.659%, (6 mo. EURIBOR + 8.40%), 2.259% cash, 8.40% PIK, 12/31/27	EUR	1,822	1,186,990
Vue International Bidco PLC, Term Loan, 10.259%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	435	486,637
			$ 84,108,626
Financial Services — 1.2%
Ditech Holding Corp., Term Loan, 0.00%, 6/30/25(9)		17,712	$ 3,498,178
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 8.569%, (1 mo. USD Term SOFR + 4.25%), 12/2/31		13,700	13,220,500
nVent Electric PLC, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 1/30/32		10,400	10,380,500
Planet U.S. Buyer LLC, Term Loan, 7.319%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		11,587	11,542,536
Synechron, Inc., Term Loan, 8.03%, (3 mo. USD Term SOFR + 3.75%), 10/3/31		7,375	7,301,250
Walker & Dunlop, Inc., Term Loan, 6.329%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		6,750	6,724,687
WEX, Inc.:
Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 3/31/28		5,345	5,303,134
Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 3/5/32		2,775	2,736,844
			$ 60,707,629
Food Products — 0.7%
Del Monte Foods, Inc.:
Term Loan, 12.409%, (3 mo. USD Term SOFR + 8.15%), 11/2/28		2,649	$ 2,549,462
Term Loan, 12.469%, (3 mo. USD Term SOFR + 8.15%), 8/2/28		2,957	2,846,451
Term Loan - Second Lien, 8.699% - 8.719%, (3 mo. USD Term SOFR + 4.40%), 8/2/28		6,167	3,769,502
Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Froneri Lux Finco SARL, Term Loan, 6.237%, (6 mo. USD Term SOFR + 2.00%), 9/30/31		4,643	$ 4,615,957
Newly Weds Foods, Inc., Term Loan, 6.579%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		9,300	9,265,125
Nomad Foods U.S. LLC, Term Loan, 6.535%, (6 mo. USD Term SOFR + 2.50%), 11/12/29		7,873	7,873,377
Valeo F1 Co. Ltd. (Ireland), Term Loan, 9.207%, (6 mo. GBP SONIA + 4.75%), 9/29/28	GBP	2,500	3,272,047
			$ 34,191,921
Gas Utilities — 0.4%
CQP Holdco LP, Term Loan, 6.299%, (3 mo. USD Term SOFR + 2.00%), 12/31/30		19,970	$ 19,900,625
			$ 19,900,625
Health Care Equipment & Supplies — 1.0%
Bausch & Lomb Corp., Term Loan, 7.67%, (1 mo. USD Term SOFR + 3.25%), 5/10/27		8,457	$ 8,371,449
Bayou Intermediate II LLC, Term Loan, 9.041%, (3 mo. USD Term SOFR + 4.50%), 8/2/28		8,893	8,898,643
Journey Personal Care Corp., Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 3/1/28		19,932	19,824,349
Medline Borrower LP, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 10/23/28		10,698	10,638,177
			$ 47,732,618
Health Care Providers & Services — 4.9%
AEA International Holdings (Lux) SARL, Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		7,506	$ 7,431,140
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.299%, (3 mo. USD Term SOFR + 8.00%), 10.049% cash, 2.25% PIK, 1/15/26		17,745	16,310,377
Cano Health LLC, Term Loan, 13.799%, (3 mo. USD Term SOFR + 9.50%), 6/28/29		1,443	1,327,921
CCRR Parent, Inc., Term Loan, 8.825%, (3 mo. USD Term SOFR + 4.25%), 3/6/28		4,636	1,885,487
Cerba Healthcare SAS:
Term Loan, 5.851%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	14,425	12,400,893
Term Loan, 6.101%, (1 mo. EURIBOR + 3.95%), 2/16/29	EUR	8,225	7,078,094
Ceva Sante Animale:
Term Loan, 5.355%, (3 mo. EURIBOR + 3.00%), 11/8/30	EUR	3,725	4,208,791
Term Loan, 7.065%, (3 mo. USD Term SOFR + 2.75%), 11/8/30		6,228	6,220,293

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
CHG Healthcare Services, Inc., Term Loan, 7.299% - 7.313%, (3 mo. USD Term SOFR + 3.00%), 9/29/28		4,148	$ 4,141,233
Concentra Health Services, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 7/26/31		3,516	3,494,211
Electron BidCo, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 11/1/28		2,725	2,717,997
Ensemble RCM LLC, Term Loan, 7.28%, (3 mo. USD Term SOFR + 3.00%), 8/1/29		13,610	13,615,969
Hanger, Inc.:
Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		6,512	6,510,458
Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(8)		838	838,256
IVC Acquisition Ltd.:
Term Loan, 6.426%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	4,100	4,615,658
Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		10,468	10,406,686
MED ParentCo LP, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 4/15/31		3,756	3,754,810
Medical Solutions Holdings, Inc.:
Term Loan, 7.88%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		11,292	6,900,686
Term Loan - Second Lien, 11.38%, (3 mo. USD Term SOFR + 7.00%), 11/1/29		9,500	4,971,683
Mehilainen Yhtiot Oy, Term Loan, 6.255%, (3 mo. EURIBOR + 3.90%), 8/5/31	EUR	9,925	11,276,822
Midwest Physician Administrative Services LLC, Term Loan, 7.561%, (3 mo. USD Term SOFR + 3.00%), 3/12/28		2,986	2,754,207
National Mentor Holdings, Inc.:
Term Loan, 8.149% - 8.172%, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 3/2/28		13,992	13,382,716
Term Loan, 8.149%, (3 mo. USD Term SOFR + 3.75%), 3/2/28		390	372,781
Term Loan - Second Lien, 11.649%, (3 mo. USD Term SOFR + 7.25%), 3/2/29		5,525	5,274,082
Pacific Dental Services LLC, Term Loan, 7.07% - 7.078%, (1 mo. USD Term SOFR + 2.75%), 3/15/31		11,409	11,324,285
Phoenix Guarantor, Inc., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 2/21/31		16,524	16,435,116
Radnet Management, Inc., Term Loan, 6.568%, (3 mo. USD Term SOFR + 2.25%), 4/18/31		6,972	6,963,597
Raven Acquisition Holdings LLC:
Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 11/19/31		20,650	20,460,123
Term Loan, 11/19/31(8)		1,475	1,461,437
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Select Medical Corp., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 12/3/31		8,728	$ 8,725,419
Sound Inpatient Physicians, Term Loan - Second Lien, 9.561%, (3 mo. USD Term SOFR + 5.00%), 8.061% cash, 1.50% PIK, 6/28/28		2,192	1,994,750
Synlab Bondco PLC, Term Loan, 5.068%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,125	2,373,461
TTF Holdings LLC, Term Loan, 8.002%, (6 mo. USD Term SOFR + 3.75%), 7/18/31		13,466	13,154,843
U.S. Anesthesia Partners, Inc., Term Loan, 8.688%, (1 mo. USD Term SOFR + 4.25%), 10/1/28		4,941	4,896,770
			$ 239,681,052
Health Care Technology — 1.3%
athenahealth Group, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 2/15/29		25,125	$ 24,956,286
Certara LP, Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 6/26/31		1,786	1,781,167
Cotiviti Corp., Term Loan, 7.074%, (1 mo. USD Term SOFR + 2.75%), 5/1/31		6,200	6,087,626
Imprivata, Inc., Term Loan, 7.78%, (3 mo. USD Term SOFR + 3.50%), 12/1/27		16,850	16,910,100
PointClickCare Technologies, Inc., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 11/3/31		5,786	5,783,706
Symplr Software, Inc., Term Loan, 8.88%, (3 mo. USD Term SOFR + 4.50%), 12/22/27		7,928	6,905,249
Waystar Technologies, Inc., Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 10/22/29		1,728	1,723,435
			$ 64,147,569
Hotels, Restaurants & Leisure — 4.9%
1011778 BC Unlimited Liability Co., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 9/20/30		29,036	$ 28,806,585
Betclic Everest Group, Term Loan, 5.785%, (3 mo. EURIBOR + 3.25%), 12/10/31	EUR	4,250	4,811,268
Caesars Entertainment, Inc., Term Loan, 6.563%, (3 mo. USD Term SOFR + 2.25%), 2/6/31		22,250	21,944,309
Carnival Corp., Term Loan, 6.329%, (1 mo. USD Term SOFR + 2.00%), 10/18/28		26,623	26,597,915
ClubCorp Holdings, Inc., Term Loan, 9.561%, (3 mo. USD Term SOFR + 5.00%), 9/18/26		16,040	16,079,841
Fertitta Entertainment LLC, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 1/27/29		12,231	11,944,341
Flutter Financing BV, Term Loan, 6.049%, (3 mo. USD Term SOFR + 1.75%), 11/30/30		31,353	30,951,491

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
GVC Holdings (Gibraltar) Ltd., Term Loan, 5.619%, (3 mo. EURIBOR + 3.25%), 6/30/28	EUR	9,650	$ 10,964,694
Horizon U.S. Finco LP, Term Loan, 9.03%, (3 mo. USD Term SOFR + 4.75%), 10/31/31		9,425	8,498,332
J&J Ventures Gaming LLC, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 4/26/30		4,975	4,765,130
Light & Wonder International, Inc., Term Loan, 6.57%, (1 mo. USD Term SOFR + 2.25%), 4/14/29		7,332	7,335,266
Ontario Gaming GTA LP, Term Loan, 8.549%, (3 mo. USD Term SOFR + 4.25%), 8/1/30		17,475	16,954,715
Playa Resorts Holding BV, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 1/5/29		31,538	31,541,659
SeaWorld Parks & Entertainment, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 12/4/31		19,155	18,963,429
			$ 240,158,975
Household Durables — 1.6%
ACProducts, Inc., Term Loan, 8.811%, (3 mo. USD Term SOFR + 4.25%), 5/17/28		12,040	$ 8,190,633
Hunter Douglas, Inc., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 1/20/32		11,313	11,060,552
Libbey Glass, Inc., Term Loan, 10.933%, (3 mo. USD Term SOFR + 6.50%), 11/22/27		14,027	13,495,491
Madison Safety & Flow LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 9/26/31		1,994	1,981,786
PHRG Intermediate LLC, Term Loan, 8.322%, (3 mo. USD Term SOFR + 4.00%), 2/20/32		9,000	8,392,500
Serta Simmons Bedding LLC:
Term Loan, 11.884%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		2,150	2,145,046
Term Loan, 11.914%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		19,808	18,170,740
Tempur Sealy International, Inc., Term Loan, 6.78%, (1 mo. USD Term SOFR + 2.50%), 10/24/31		15,362	15,349,979
			$ 78,786,727
Household Products — 0.3%
Kronos Acquisition Holdings, Inc., Term Loan, 8.299%, (3 mo. USD Term SOFR + 4.00%), 7/8/31		19,477	$ 15,764,298
			$ 15,764,298
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 1/31/31		4,896	$ 4,881,765
			$ 4,881,765
Borrower/Description	Principal Amount* (000's omitted)		Value
Industrial Conglomerates — 0.5%
Ammeraal Beltech Holding BV, Term Loan, 7.355%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	7,273	$ 8,220,313
Rain Carbon GmbH, Term Loan, 7.426%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	13,729	15,387,502
			$ 23,607,815
Insurance — 3.2%
Acrisure LLC, Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 11/6/30		12,960	$ 12,838,583
Alliant Holdings Intermediate LLC, Term Loan, 7.073%, (1 mo. USD Term SOFR + 2.75%), 9/19/31		31,300	31,118,978
AmWINS Group, Inc., Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 1/30/32		11,283	11,240,150
AssuredPartners, Inc., Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 2/14/31		21,394	21,419,747
Broadstreet Partners, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 6/13/31		22,837	22,758,410
Financiere CEP SAS, Term Loan, 6.577%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	5,125	5,818,312
HUB International Ltd., Term Loan, 6.77%, (3 mo. USD Term SOFR + 2.50%), 6/20/30		20,559	20,450,468
Ryan Specialty Group LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 9/15/31		11,496	11,471,068
Truist Insurance Holdings LLC:
Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		2,988	2,959,279
Term Loan - Second Lien, 9.049%, (3 mo. USD Term SOFR + 4.75%), 5/6/32		1,842	1,841,415
USI, Inc.:
Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 11/21/29		8,948	8,903,636
Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 9/29/30		7,418	7,380,748
			$ 158,200,794
Interactive Media & Services — 0.4%
Aragorn Parent Corp., Term Loan, 8.57%, (1 mo. USD Term SOFR + 4.25%), 12/15/28		5,603	$ 5,618,561
Foundational Education Group, Inc., Term Loan, 8.291%, (3 mo. USD Term SOFR + 3.75%), 8/31/28		5,058	4,619,219
Twitter, Inc., Term Loan, 10.949%, (3 mo. USD Term SOFR + 6.50%), 10/26/29		7,187	6,977,421
			$ 17,215,201

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
IT Services — 4.4%
Asurion LLC:
Term Loan, 8.422%, (1 mo. USD Term SOFR + 4.00%), 8/19/28	8,921	$ 8,636,383
Term Loan, 8.672%, (1 mo. USD Term SOFR + 4.25%), 8/19/28	6,993	6,796,933
Term Loan - Second Lien, 9.686%, (1 mo. USD Term SOFR + 5.25%), 1/31/28	19,790	18,549,563
Term Loan - Second Lien, 9.686%, (1 mo. USD Term SOFR + 5.25%), 1/20/29	2,375	2,187,969
Chrysaor Bidco SARL:
Term Loan, 7.742%, (3 mo. USD Term SOFR + 3.50%), 10/30/31	10,681	10,711,382
Term Loan, 10/30/31(8)	792	794,145
Endure Digital, Inc., Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 2/10/28	29,317	21,254,795
Gainwell Acquisition Corp., Term Loan, 8.399%, (3 mo. USD Term SOFR + 4.00%), 10/1/27	18,990	17,716,643
Go Daddy Operating Co. LLC, Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 11/9/29	38,482	38,400,934
Informatica LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 10/27/28	31,113	31,112,750
Iron Mountain, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 1/31/31	3,578	3,567,537
NAB Holdings LLC, Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 11/24/28	14,136	14,020,230
Plano HoldCo, Inc., Term Loan, 7.799%, (3 mo. USD Term SOFR + 3.50%), 10/2/31	5,650	5,593,500
Rackspace Finance LLC:
Term Loan, 10.685%, (1 mo. USD Term SOFR + 6.25%), 5/15/28	9,876	9,830,639
Term Loan - Second Lien, 7.185%, (1 mo. USD Term SOFR + 2.75%), 5/15/28	25,676	10,597,651
Sedgwick Claims Management Services, Inc., Term Loan, 7.313%, (3 mo. USD Term SOFR + 3.00%), 7/31/31	12,756	12,711,237
Virtusa Corp., Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 2/15/29	1,980	1,979,178
		$ 214,461,469
Leisure Products — 0.5%
GSM Holdings, Inc., Term Loan, 9.299%, (3 mo. USD Term SOFR + 5.00%), 9/30/31	6,741	$ 6,151,277
Hayward Industries, Inc., Term Loan, 6.936%, (1 mo. USD Term SOFR + 2.50%), 5/30/28	8,916	8,895,436
Recess Holdings, Inc., Term Loan, 8.025%, (3 mo. USD Term SOFR + 3.75%), 2/20/30	9,311	9,242,487
		$ 24,289,200
Borrower/Description	Principal Amount* (000's omitted)		Value
Life Sciences Tools & Services — 0.5%
ICON Luxembourg SARL, Term Loan, 6.299%, (3 mo. USD Term SOFR + 2.00%), 7/3/28		5,320	$ 5,335,378
Loire Finco Luxembourg SARL:
Term Loan, 6.151%, (1 mo. EURIBOR + 4.00%), 1/31/30	EUR	5,775	6,518,594
Term Loan, 8.322%, (1 mo. USD Term SOFR + 4.00%), 1/31/30		1,108	1,101,068
Normec 1 BV:
Term Loan, 5.707%, (1 mo. EURIBOR + 3.50%), 4/16/31	EUR	490	553,898
Term Loan, 4/16/31(10)	EUR	510	576,120
PRA Health Sciences, Inc., Term Loan, 6.299%, (3 mo. USD Term SOFR + 2.00%), 7/3/28		1,325	1,329,354
Sotera Health Holdings LLC, Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 5/30/31		7,537	7,532,452
			$ 22,946,864
Machinery — 4.0%
AAG U.S. GSI Bidco, Inc., Term Loan, 9.299%, (3 mo. USD Term SOFR + 5.00%), 10/31/31		5,175	$ 5,149,125
AI Aqua Merger Sub, Inc., Term Loan, 7.319%, (1 mo. USD Term SOFR + 3.00%), 7/31/28		18,753	18,560,940
Ali Group North America Corp., Term Loan, 6.436%, (1 mo. USD Term SOFR + 2.00%), 7/30/29		10,551	10,585,693
American Trailer World Corp., Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 3/3/28		2,544	2,010,125
Apex Tool Group LLC:
Term Loan, 14.422%, (1 mo. USD Term SOFR + 10.00%), 11.922% cash, 2.50% PIK, 2/8/30		12,141	10,137,512
Term Loan - Second Lien, 9.672%, (1 mo. USD Term SOFR + 5.25%), 2/8/29		5,190	4,528,639
Barnes Group, Inc., Term Loan, 7.32%, (1 mo. USD Term SOFR + 3.00%), 1/27/32		7,500	7,400,625
Clark Equipment Co., Term Loan, 6.299%, (3 mo. USD Term SOFR + 2.00%), 4/20/29		7,399	7,387,167
Conair Holdings LLC, Term Loan, 8.186%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		20,851	11,051,011
CPM Holdings, Inc., Term Loan, 8.824%, (1 mo. USD Term SOFR + 4.50%), 9/28/28		3,950	3,833,139
Crown Equipment Corp., Term Loan, 6.542%, (1 mo. USD Term SOFR + 2.25%), 10/10/31		9,676	9,639,466
Cube Industrials Buyer, Inc., Term Loan, 7.772%, (3 mo. USD Term SOFR + 3.50%), 10/17/31		2,825	2,806,171
Delachaux Group SA, Term Loan, 5.436%, (3 mo. EURIBOR + 3.25%), 4/16/29	EUR	3,886	4,401,251
EMRLD Borrower LP:
Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 8/4/31		4,925	4,874,864

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
EMRLD Borrower LP: (continued)
Term Loan, 6.933%, (6 mo. USD Term SOFR + 2.50%), 5/31/30		4,443	$ 4,399,090
Engineered Machinery Holdings, Inc.:
Term Loan, 6.105%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	10,494	11,894,502
Term Loan, 8.311%, (3 mo. USD Term SOFR + 3.75%), 5/19/28		8,759	8,748,897
Term Loan - Second Lien, 10.561%, (3 mo. USD Term SOFR + 6.00%), 5/21/29		2,000	1,977,500
INNIO Group Holding GmbH, Term Loan, 5.502%, (3 mo. EURIBOR + 3.25%), 11/2/28	EUR	2,222	2,510,955
Madison IAQ LLC, Term Loan, 6.762%, (6 mo. USD Term SOFR + 2.50%), 6/21/28		11,433	11,345,092
Pro Mach Group, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 8/31/28		2,777	2,764,491
Roper Industrial Products Investment Co. LLC, Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 11/22/29		6,351	6,303,039
SPX Flow, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 4/5/29		9,870	9,840,289
TK Elevator Midco GmbH:
Term Loan, 5.848%, (3 mo. EURIBOR + 3.25%), 4/30/30	EUR	8,550	9,639,864
Term Loan, 7.237%, (3 mo. USD Term SOFR + 3.00%), 4/30/30		12,838	12,803,840
Zephyr German BidCo GmbH, Term Loan, 5.443%, (3 mo. EURIBOR + 3.15%), 3/10/28	EUR	7,600	8,551,592
			$ 193,144,879
Media — 0.6%
ABG Intermediate Holdings 2 LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 2/13/32		5,775	$ 5,663,109
Charter Communications Operating LLC, Term Loan, 6.548%, (3 mo. USD Term SOFR + 2.25%), 12/15/31		5,262	5,249,658
Emerald X, Inc., Term Loan, 8.072%, (1 mo. USD Term SOFR + 3.75%), 1/30/32		2,075	2,077,604
Fleet Midco I Ltd., Term Loan, 7.055%, (6 mo. USD Term SOFR + 2.75%), 2/21/31		6,572	6,555,400
Gray Television, Inc., Term Loan, 7.438%, (1 mo. USD Term SOFR + 3.00%), 12/1/28		1,016	941,483
Hubbard Radio LLC, Term Loan, 8.822%, (1 mo. USD Term SOFR + 4.50%), 9/30/27		5,146	3,473,668
Borrower/Description	Principal Amount* (000's omitted)		Value
Media (continued)
iHeartCommunications, Inc., Term Loan, 10.213%, (1 mo. USD Term SOFR + 5.78%), 5/1/29		2,241	$ 1,735,142
MJH Healthcare Holdings LLC, Term Loan, 7.672%, (1 mo. USD Term SOFR + 3.25%), 1/29/29		2,283	2,265,629
			$ 27,961,693
Metals/Mining — 1.1%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(11)		4,016	$ 3,940,663
Arsenal AIC Parent LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 8/19/30		17,584	17,377,089
Novelis Corp., Term Loan, 6.292%, (3 mo. USD Term SOFR + 2.00%), 3/11/32		9,050	9,042,941
PMHC II, Inc., Term Loan, 8.642%, (3 mo. USD Term SOFR + 4.25%), 4/23/29		16,067	14,436,465
WireCo WorldGroup, Inc., Term Loan, 8.022%, (3 mo. USD Term SOFR + 3.75%), 11/13/28		5,727	5,269,169
Zekelman Industries, Inc., Term Loan, 6.571%, (1 mo. USD Term SOFR + 2.25%), 1/24/31		5,264	5,251,632
			$ 55,317,959
Oil, Gas & Consumable Fuels — 1.6%
Epic Crude Services LP, Term Loan, 7.256%, (3 mo. USD Term SOFR + 3.00%), 10/15/31		5,786	$ 5,786,541
Freeport LNG Investments LLLP, Term Loan, 7.522%, (3 mo. USD Term SOFR + 3.25%), 12/21/28		7,301	7,213,250
GIP II Blue Holding LP, Term Loan, 8.072%, (1 mo. USD Term SOFR + 3.75%), 9/29/28		3,229	3,244,349
GIP Pilot Acquisition Partners LP, Term Loan, 6.277%, (3 mo. USD Term SOFR + 2.00%), 10/4/30		4,749	4,731,198
Hilcorp Energy I LP, Term Loan, 6.321%, (1 mo. USD Term SOFR + 2.00%), 2/11/30		7,850	7,751,875
ITT Holdings LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 10/11/30		8,447	8,397,981
Matador Bidco SARL, Term Loan, 8.672%, (1 mo. USD Term SOFR + 4.25%), 7/30/29		29,032	29,122,779
Oxbow Carbon LLC, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 5/10/30		5,266	5,199,880
Thunder Generation Funding LLC, Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 10/3/31		4,991	4,994,315
			$ 76,442,168
Pharmaceuticals — 1.0%
Aenova Holding GmbH, Term Loan, 5.499%, (3 mo. EURIBOR + 3.00%), 8/22/31	EUR	2,550	$ 2,873,733
AI Sirona (Luxembourg) Acquisition SARL, Term Loan, 5.651%, (1 mo. EURIBOR + 3.50%), 9/30/28	EUR	2,375	2,695,914

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Bausch Health Co., Inc., Term Loan, 10.542%, (1 mo. USD Term SOFR + 6.25%), 10/8/30		7,975	$ 7,543,034
Jazz Financing Lux SARL, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		4,955	4,944,341
Mallinckrodt International Finance SA, Term Loan - Second Lien, 14.00%, (1 mo. USD Term SOFR + 9.50%), 11/14/28		18,243	18,961,803
Nidda Healthcare Holding AG, Term Loan, 6.54%, (3 mo. EURIBOR + 4.00%), 2/21/30	EUR	6,550	7,435,642
Recipharm AB, Term Loan, 5.506%, (3 mo. EURIBOR + 2.95%), 2/17/28	EUR	1,725	1,933,531
			$ 46,387,998
Professional Services — 4.5%
AAL Delaware Holdco, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 7/30/31		6,617	$ 6,615,766
Amspec Parent LLC:
Term Loan, 8.549%, (3 mo. USD Term SOFR + 4.25%), 12/22/31		7,280	7,280,000
Term Loan, 12/22/31(8)		1,120	1,120,000
APFS Staffing Holdings, Inc., Term Loan, 8.572%, (1 mo. USD Term SOFR + 4.25%), 12/29/28		3,553	3,392,170
Apleona Holding GmbH, Term Loan, 4.886%, (3 mo. EURIBOR + 2.70%), 4/28/28	EUR	1,775	2,009,975
CohnReznick LLP:
Term Loan, 8.303%, (3 mo. USD Term SOFR + 4.00%), 3/31/32		5,461	5,467,728
Term Loan, 3/31/32(8)		1,264	1,265,678
CoreLogic, Inc.:
Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 6/2/28		13,883	13,730,126
Term Loan - Second Lien, 10.936%, (1 mo. USD Term SOFR + 6.50%), 6/4/29		1,200	1,148,064
Corporation Service Co., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 11/2/29		8,749	8,687,353
Crisis Prevention Institute, Inc., Term Loan, 8.299%, (3 mo. USD Term SOFR + 4.00%), 4/9/31		3,017	2,972,176
EAB Global, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 8/16/30		13,754	13,517,737
Employbridge Holding Co.:
Term Loan, 9.799%, (3 mo. USD Term SOFR + 5.50%), 1/19/30		8,572	7,211,207
Term Loan, 1/19/30(8)		3,589	3,019,611
Term Loan - Second Lien, 9.311%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		19,170	7,140,928
First Advantage Holdings LLC, Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 10/31/31		20,630	20,514,055
Galaxy Bidco Ltd., Term Loan, 6.708%, (3 mo. EURIBOR + 4.00%), 12/19/29	EUR	6,150	6,978,666
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Genuine Financial Holdings LLC, Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 9/27/30		4,039	$ 3,950,283
Grant Thornton Advisors LLC:
Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 6/2/31		5,902	5,864,876
Term Loan, 6/2/31(8)		675	670,781
iSolved, Inc., Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 10/15/30		5,123	5,129,816
Mermaid Bidco, Inc., Term Loan, 7.553%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		9,108	9,039,619
Neptune Bidco U.S., Inc., Term Loan, 9.33%, (3 mo. USD Term SOFR + 5.00%), 4/11/29		7,091	6,277,587
PHM Group Holding Oy, Term Loan, 5.725%, (3 mo. EURIBOR + 3.50%), 4/22/32	EUR	4,900	5,467,703
Stepstone Group Midco 2 GmbH, Term Loan, 12/4/31(10)		7,450	7,170,625
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 6.027%, (3 mo. EURIBOR + 3.50%), 7/15/29	EUR	4,175	4,747,387
Tempo Acquisition LLC, Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 8/31/28		1,994	1,980,650
Teneo Holdings LLC, Term Loan, 9.072%, (1 mo. USD Term SOFR + 4.75%), 3/13/31		11,963	12,008,192
Trans Union LLC:
Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		6,368	6,335,571
Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		31,310	31,178,479
Vaco Holdings LLC, Term Loan, 9.449%, (3 mo. USD Term SOFR + 5.00%), 1/21/29		5,996	5,353,350
			$ 217,246,159
Real Estate Management & Development — 0.4%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 1/31/30		6,611	$ 6,590,420
Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 1/31/30		6,200	6,210,724
Greystar Real Estate Partners LLC, Term Loan, 7.033%, (3 mo. USD Term SOFR + 2.75%), 8/21/30		7,885	7,855,179
			$ 20,656,323
Road & Rail — 0.9%
Avis Budget Car Rental LLC, Term Loan, 6.186%, (1 mo. USD Term SOFR + 1.75%), 8/6/27		29,770	$ 29,202,833
Hertz Corp.:
Term Loan, 8.033%, (3 mo. USD Term SOFR + 3.75%), 6/30/28		7,456	5,871,305

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Road & Rail (continued)
Hertz Corp.: (continued)
Term Loan, 8.041%, (3 mo. USD Term SOFR + 3.50%), 6/30/28		4,871	$ 3,793,127
Term Loan, 8.041%, (3 mo. USD Term SOFR + 3.50%), 6/30/28		954	742,710
Kenan Advantage Group, Inc., Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 1/25/29		3,980	3,915,275
			$ 43,525,250
Semiconductors & Semiconductor Equipment — 0.5%
Altar Bidco, Inc., Term Loan - Second Lien, 9.747%, (1 yr. USD Term SOFR + 5.60%), 2/1/30		5,650	$ 5,378,094
Bright Bidco BV, Term Loan, 12.28%, (3 mo. USD Term SOFR + 8.00%), 10/31/27		3,669	1,471,197
MaxLinear, Inc., Term Loan, 6.691%, (1 mo. USD Term SOFR + 2.25%), 6/23/28		2,955	2,733,705
MKS Instruments, Inc., Term Loan, 6.323%, (1 mo. USD Term SOFR + 2.00%), 8/17/29		13,113	13,050,794
			$ 22,633,790
Software — 11.9%
Applied Systems, Inc., Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 2/24/31		35,958	$ 35,935,158
Astra Acquisition Corp.:
Term Loan, 0.00%, 10/25/28(9)		10,314	206,285
Term Loan, 0.00%, 10/25/29(9)		15,518	543,132
Term Loan, 11.049%, (3 mo. USD Term SOFR + 6.75%), 2/25/28		7,361	4,269,362
Boost Newco Borrower LLC, Term Loan, 6.299%, (3 mo. USD Term SOFR + 2.00%), 1/31/31		28,628	28,604,345
Boxer Parent Co., Inc., Term Loan - Second Lien, 10.072%, (1 mo. USD Term SOFR + 5.75%), 7/30/32		7,500	7,112,475
Cegid Group SAS:
Term Loan, 5.436%, (3 mo. EURIBOR + 3.25%), 7/10/28	EUR	3,525	3,991,880
Term Loan, 5.436%, (3 mo. EURIBOR + 3.25%), 7/10/28	EUR	3,850	4,360,144
Central Parent, Inc., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 7/6/29		19,179	16,064,687
Cloud Software Group, Inc., Term Loan, 7.799%, (3 mo. USD Term SOFR + 3.50%), 3/29/29		17,501	17,315,940
Cloudera, Inc.:
Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 10/8/28		27,823	27,458,280
Term Loan - Second Lien, 10.422%, (1 mo. USD Term SOFR + 6.00%), 10/8/29		2,950	2,785,302
Clover Holdings 2 LLC, Term Loan, 8.295%, (3 mo. USD Term SOFR + 4.00%), 12/9/31		11,700	11,700,000
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/9/27(11)		2,113	$ 2,073,004
Constant Contact, Inc., Term Loan, 8.518%, (3 mo. USD Term SOFR + 4.00%), 2/10/28		4,971	4,566,961
Cornerstone OnDemand, Inc., Term Loan, 8.186%, (1 mo. USD Term SOFR + 3.75%), 10/16/28		8,152	7,255,244
Dragon Buyer, Inc., Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 9/30/31		5	4,978
Drake Software LLC, Term Loan, 8.549%, (3 mo. USD Term SOFR + 4.25%), 6/26/31		13,576	13,100,754
E2open LLC, Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 2/4/28		15,927	15,865,524
ECI Macola Max Holding LLC, Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 5/9/30		15,527	15,495,608
Ellucian Holdings, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 10/9/29		18,624	18,573,624
Epicor Software Corp., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 5/30/31		43,285	43,132,873
Fiserv Investment Solutions, Inc., Term Loan, 8.322%, (3 mo. USD Term SOFR + 4.00%), 2/18/27		12,248	12,003,019
Gen Digital, Inc., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 9/12/29		1,143	1,135,455
GoTo Group, Inc.:
Term Loan, 9.179%, (1 mo. USD Term SOFR + 4.75%), 4/28/28		10,811	9,835,027
Term Loan - Second Lien, 9.179%, (1 mo. USD Term SOFR + 4.75%), 4/28/28		8,112	3,349,522
IGT Holding IV AB:
Term Loan, 5.505%, (3 mo. EURIBOR + 3.15%), 3/31/28	EUR	1,205	1,362,043
Term Loan, 7.782%, (3 mo. USD Term SOFR + 3.50%), 9/1/31		3,953	3,963,200
Ivanti Software, Inc., Term Loan, 8.793%, (3 mo. USD Term SOFR + 4.25%), 12/1/27		3,831	2,889,501
Marcel LUX IV SARL:
Term Loan, 6.356%, (3 mo. EURIBOR + 3.75%), 11/12/30	EUR	8,650	9,828,897
Term Loan, 7.83%, (1 mo. USD Term SOFR + 3.50%), 11/12/30		28,110	28,145,444
McAfee LLC, Term Loan, 7.319%, (1 mo. USD Term SOFR + 3.00%), 3/1/29		29,480	27,791,023
Mosel Bidco SE, Term Loan, 6.105%, (3 mo. EURIBOR + 3.75%), 9/16/30	EUR	4,750	5,386,932
N-Able International Holdings II LLC, Term Loan, 7.325%, (3 mo. USD Term SOFR + 2.75%), 7/19/28		1,245	1,240,018
NCR Atleos LLC, Term Loan, 8.03%, (3 mo. USD Term SOFR + 3.75%), 4/16/29		7,284	7,306,297

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Open Text Corp., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 1/31/30		12,965	$ 12,942,716
Polaris Newco LLC:
Term Loan, 5.901%, (1 mo. EURIBOR + 3.75%), 6/2/28	EUR	8,347	8,860,730
Term Loan, 8.291%, (3 mo. USD Term SOFR + 3.75%), 6/2/28		2,897	2,800,182
Project Boost Purchaser LLC:
Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 7/16/31		8,055	7,997,744
Term Loan - Second Lien, 9.549%, (3 mo. USD Term SOFR + 5.25%), 7/16/32		2,575	2,540,662
Proofpoint, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 8/31/28		4,333	4,312,516
Quest Software U.S. Holdings, Inc., Term Loan, 8.68%, (3 mo. USD Term SOFR + 4.25%), 2/1/29		16,328	10,123,069
RealPage, Inc.:
Term Loan, 7.561%, (3 mo. USD Term SOFR + 3.00%), 4/24/28		15,528	15,400,455
Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 4/24/28		4,000	4,000,820
Redstone Holdco 2 LP, Term Loan, 9.291%, (3 mo. USD Term SOFR + 4.75%), 4/27/28		11,692	7,161,239
Sabre GLBL, Inc.:
Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 12/17/27		885	845,294
Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 12/17/27		1,550	1,481,668
Term Loan, 8.672%, (1 mo. USD Term SOFR + 4.25%), 6/30/28		531	501,257
Term Loan, 9.422%, (1 mo. USD Term SOFR + 5.00%), 6/30/28		476	451,946
Term Loan, 10.422%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		10,591	10,017,250
Term Loan, 10.422%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		2,157	2,044,028
Skillsoft Corp., Term Loan, 9.685%, (1 mo. USD Term SOFR + 5.25%), 7/14/28		10,172	8,800,948
SolarWinds Holdings, Inc., Term Loan, 8.261%, (3 mo. USD Term SOFR + 4.00%), 4/16/32		19,375	18,751,416
UKG, Inc., Term Loan, 7.32%, (1 mo. USD Term SOFR + 3.00%), 2/10/31		34,832	34,752,712
Veritas U.S., Inc., Term Loan, 16.799%, (3 mo. USD Term SOFR + 12.50%), 12/9/29		6,097	6,010,482
Vision Solutions, Inc.:
Term Loan, 8.541%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		27,809	25,931,893
Term Loan - Second Lien, 11.791%, (3 mo. USD Term SOFR + 7.25%), 4/23/29		1,500	1,395,705
			$ 581,776,670
Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail — 2.0%
Applegreen Ireland, Term Loan, 7.186%, (3 mo. EURIBOR + 5.00%), 1/30/32	EUR	1,000	$ 1,139,580
Apro LLC, Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 7/9/31		5,721	5,685,492
Boels Topholding BV, Term Loan, 5.101%, (1 mo. EURIBOR + 2.75%), 5/23/31	EUR	131	147,878
EG Group Ltd., Term Loan, 2/7/28(10)		2,000	2,003,570
Etraveli Holding AB, Term Loan, 6.355%, (3 mo. EURIBOR + 4.00%), 11/2/28	EUR	11,694	13,302,768
Great Outdoors Group LLC, Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		12,534	12,286,482
Harbor Freight Tools USA, Inc., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		18,287	17,071,105
Homeserve USA Holding Corp., Term Loan, 6.57%, (1 mo. USD Term SOFR + 2.25%), 10/21/30		9,405	9,378,525
Les Schwab Tire Centers, Term Loan, 6.813% - 6.822%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31		16,454	16,356,508
LIDS Holdings, Inc., Term Loan, 9.945%, (3 mo. USD Term SOFR + 5.50%), 12/14/26		1,890	1,880,464
Mavis Tire Express Services Corp., Term Loan, 7.313%, (3 mo. USD Term SOFR + 3.00%), 5/4/28		1,592	1,574,790
PetSmart, Inc., Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 2/11/28		964	953,383
Speedster Bidco GmbH:
Term Loan, 6.129%, (6 mo. EURIBOR + 3.75%), 12/10/31	EUR	8,100	9,189,486
Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 12/10/31		7,775	7,736,125
			$ 98,706,156
Technology Hardware, Storage & Peripherals — 0.1%
Poseidon Bidco SASU, Term Loan, 7.355%, (3 mo. EURIBOR + 5.00%), 3/13/30	EUR	8,200	$ 6,400,379
			$ 6,400,379
Trading Companies & Distributors — 3.4%
American Builders & Contractors Supply Co., Inc., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 1/31/31		5,390	$ 5,394,947
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6.07%, (1 mo. USD Term SOFR + 1.75%), 6/24/30		39,121	39,015,054
CD&R Hydra Buyer, Inc., Term Loan, 8.422%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		9,995	9,662,248
Core & Main LP, Term Loan, 6.27%, (6 mo. USD Term SOFR + 2.00%), 2/9/31		3,663	3,664,608

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors (continued)
DXP Enterprises, Inc., Term Loan, 8.072%, (1 mo. USD Term SOFR + 3.75%), 10/11/30		7,117	$ 7,105,884
Foundation Building Materials Holding Co. LLC, Term Loan, 8.28% - 8.322%, (1 mo. USD Term SOFR + 4.00%, 3 mo. USD Term SOFR + 4.00%), 1/29/31		11,276	10,424,267
Kodiak Building Partners, Inc., Term Loan, 8.035% - 8.039%, (3 mo. USD Term SOFR + 3.75%), 12/4/31		1,600	1,542,424
Paint Intermediate III LLC, Term Loan, 7.302%, (3 mo. USD Term SOFR + 3.00%), 10/9/31		4,800	4,798,512
Patagonia Bidco Ltd., Term Loan, 9.954%, (3 mo. GBP SONIA + 5.25%), 11/1/28	GBP	20,400	24,074,173
Quimper AB, Term Loan, 6.078%, (3 mo. EURIBOR + 3.75%), 3/29/30	EUR	3,500	3,969,199
Spin Holdco, Inc., Term Loan, 8.562%, (3 mo. USD Term SOFR + 4.00%), 3/4/28		30,952	25,456,081
White Cap Buyer LLC, Term Loan, 7.575%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		18,125	17,711,957
Windsor Holdings III LLC, Term Loan, 7.073%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		11,652	11,535,092
			$ 164,354,446
Wireless Telecommunication Services — 0.7%
CCI Buyer, Inc., Term Loan, 8.299%, (3 mo. USD Term SOFR + 4.00%), 12/17/27		20,158	$ 20,191,159
Digicel International Finance Ltd., Term Loan, 11.78%, (3 mo. USD Term SOFR + 7.50%), 9.53% cash, 2.25% PIK, 5/25/27		15,054	14,876,673
			$ 35,067,832
Total Senior Floating-Rate Loans (identified cost $4,367,982,322)			$4,143,135,887

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(4)	9,917	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 0.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(12)	42,470,790	$ 42,470,790
Total Short-Term Investments (identified cost $42,470,790)		$ 42,470,790
Total Investments — 98.1% (identified cost $5,071,514,740)		$4,791,462,728
Less Unfunded Loan Commitments — (0.2)%		$ (11,189,899)
Net Investments — 97.9% (identified cost $5,060,324,841)		$4,780,272,829
Other Assets, Less Liabilities — 2.1%		$ 103,141,428
Net Assets — 100.0%		$4,883,414,257
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $510,531,786 or 10.5% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2025.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Affiliated fund (see Note 7).
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

(8)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At April 30, 2025, the total value of unfunded loan commitments is $10,156,277. See Note 1F for description.
(9)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	This Senior Loan will settle after April 30, 2025, at which time the interest rate will be determined.
(11)	Fixed-rate loan.
(12)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of April 30, 2025.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	293,003,711	EUR	270,766,698	Standard Chartered Bank	5/5/25	$ —	$(13,734,482)
EUR	4,000,000	USD	4,369,270	Citibank, N.A.	5/30/25	168,973	—
GBP	1,700,000	USD	2,196,662	Standard Chartered Bank	5/30/25	69,142	—
GBP	732,923	USD	937,826	State Street Bank and Trust Company	5/30/25	39,032	—
USD	31,218,932	EUR	29,697,816	Australia and New Zealand Banking Group Limited	5/30/25	—	(2,475,046)
USD	30,579,004	EUR	29,050,500	Citibank, N.A.	5/30/25	—	(2,380,555)
USD	30,575,172	EUR	29,050,500	State Street Bank and Trust Company	5/30/25	—	(2,384,387)
USD	30,542,014	EUR	29,050,500	State Street Bank and Trust Company	5/30/25	—	(2,417,545)
USD	752,705	GBP	580,839	Goldman Sachs International	5/30/25	—	(21,451)
USD	28,284,582	GBP	22,327,734	Standard Chartered Bank	5/30/25	—	(1,474,395)
USD	308,327,184	EUR	270,766,698	Standard Chartered Bank	6/3/25	1,051,771	—
USD	5,526,963	EUR	5,094,977	Bank of America, N.A.	6/30/25	—	(264,897)
USD	5,035,266	EUR	4,639,910	State Street Bank and Trust Company	6/30/25	—	(239,284)
USD	5,034,198	EUR	4,639,910	State Street Bank and Trust Company	6/30/25	—	(240,352)
						$1,328,918	$(25,632,394)
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $5,000,721,193)	$4,723,411,039
Affiliated investments, at value (identified cost $59,603,648)	56,861,790
Cash	7,731,616
Deposits for derivatives collateral — forward foreign currency exchange contracts	27,140,000
Foreign currency, at value (identified cost $104,384,511)	104,109,264
Interest receivable	29,636,303
Dividends receivable from affiliated investments	411,922
Receivable for investments sold	85,390,139
Receivable for open forward foreign currency exchange contracts	1,328,918
Receivable from affiliates	7,550
Trustees' deferred compensation plan	298,020
Prepaid upfront fees on notes payable	834,424
Prepaid expenses	21,391
Other assets	102,720
Total assets	$5,037,285,096
Liabilities
Notes payable	$100,000,000
Cash collateral due to broker	2,380,000
Payable for investments purchased	22,024,152
Payable for open forward foreign currency exchange contracts	25,632,394
Payable to affiliates:
Investment adviser fee	2,094,786
Trustees' fees	9,042
Trustees' deferred compensation plan	298,020
Accrued expenses	1,432,445
Total liabilities	$153,870,839
Commitments and contingencies (see Note 10)
Net Assets applicable to investors' interest in Portfolio	$4,883,414,257

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income from affiliated investments	$4,746,582
Interest income	212,900,583
Other income	2,447,334
Total investment income	$220,094,499
Expenses
Investment adviser fee	$13,345,820
Trustees’ fees and expenses	54,250
Custodian fee	543,083
Legal and accounting services	104,104
Interest expense and fees	1,140,587
Miscellaneous	82,129
Total expenses	$15,269,973
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$184,290
Total expense reductions	$184,290
Net expenses	$15,085,683
Net investment income	$205,008,816
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(24,492,799)
Foreign currency transactions	(3,282,095)
Forward foreign currency exchange contracts	32,169,348
Net realized gain	$4,394,454
Change in unrealized appreciation (depreciation):
Investments	$(102,648,718)
Investments - affiliated investments	(396,450)
Foreign currency	(1,914,239)
Forward foreign currency exchange contracts	(38,640,065)
Net change in unrealized appreciation (depreciation)	$(143,599,472)
Net realized and unrealized loss	$(139,205,018)
Net increase in net assets from operations	$65,803,798

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$205,008,816	$479,459,514
Net realized gain (loss)	4,394,454	(189,984,677)
Net change in unrealized appreciation (depreciation)	(143,599,472)	261,416,635
Net increase in net assets from operations	$65,803,798	$550,891,472
Capital transactions:
Contributions	$186,536,346	$313,003,430
Withdrawals	(716,056,448)	(1,278,538,434)
Net decrease in net assets from capital transactions	$(529,520,102)	$(965,535,004)
Net decrease in net assets	$(463,716,304)	$(414,643,532)
Net Assets
At beginning of period	$5,347,130,561	$5,761,774,093
At end of period	$4,883,414,257	$5,347,130,561

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.57%(2)	0.57%	0.58%	0.54%	0.56%	0.59%
Net expenses	0.57%(2)(3)	0.57%(3)	0.58%(3)	0.54%(3)	0.56%	0.59%
Net investment income	7.86%(2)	8.70%	8.21%	4.39%	3.51%	4.17%
Portfolio Turnover	14%(4)	31%	19%	27%	26%	28%
Total Return	1.26%(4)	10.49%	10.63%	(3.32)%	7.80%	1.18%
Net assets, end of period (000’s omitted)	$4,883,414	$5,347,131	$5,761,774	$8,101,131	$8,986,782	$5,649,501
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio's investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022.
(4)	Not annualized.

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2025, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 86.1% and 13.9%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2025, the Portfolio had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
K  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.5750%
$1 billion but less than $2 billion	0.5250%
$2 billion but less than $5 billion	0.4900%
$5 billion but less than $10 billion	0.4600%
$10 billion but less than $15 billion	0.4350%
$15 billion but less than $20 billion	0.4150%
$20 billion but less than $25 billion	0.4000%
$25 billion and over	0.3900%
For the six months ended April 30, 2025, the Portfolio’s investment adviser fee amounted to $13,345,820 or 0.51% (annualized) of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley and in other affiliated funds. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund and in other affiliated funds. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $184,290 relating to the Portfolio's investment in the Liquidity Fund and in other affiliated funds.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
During the six months ended April 30, 2025, BMR reimbursed the Portfolio $12,397 for a net realized loss due to a trading error. The amount of the reimbursement had no significant impact on total return.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, and principal repayments on Senior Loans, aggregated $691,488,104 and $896,703,502, respectively, for the six months ended April 30, 2025.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$5,064,474,372
Gross unrealized appreciation	$40,228,128
Gross unrealized depreciation	(348,733,147)
Net unrealized depreciation	$(308,505,019)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2025 is included in the Portfolio of Investments. At April 30, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio's net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2025, the fair value of derivatives with credit related contingent features in a net liability position was $25,632,394. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $24,760,000 at April 30, 2025.
The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2025.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2025 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)
Forward foreign currency exchange contracts	$1,328,918	$(25,632,394)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Citibank, N.A.	$168,973	$(168,973)	$ —	$ —	$ —
Standard Chartered Bank	1,120,913	(1,120,913)	—	—	—
State Street Bank and Trust Company	39,032	(39,032)	—	—	—
	$1,328,918	$(1,328,918)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Australia and New Zealand Banking Group Limited	$(2,475,046)	$ —	$ —	$2,475,046	$ —
Bank of America, N.A.	(264,897)	—	—	—	(264,897)
Citibank, N.A.	(2,380,555)	168,973	—	2,211,582	—
Goldman Sachs International	(21,451)	—	—	—	(21,451)
Standard Chartered Bank	(15,208,877)	1,120,913	—	14,087,964	—
State Street Bank and Trust Company	(5,281,568)	39,032	—	2,980,000	(2,262,536)
	$(25,632,394)	$1,328,918	$ —	$21,754,592	$(2,548,884)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$32,169,348	$(38,640,065)
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2025, which is indicative of the volume of this derivative type, was approximately $880,494,000.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

6  Credit Facility
The Portfolio participates with another portfolio and fund managed by BMR and its affiliates in a $500 million unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 2, 2026. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. At the Portfolio’s option, any loan under the Credit Facility that is made to it will bear interest at a rate equal to (i) the Benchmark Rate (defined below) plus a margin or, (ii) the Base Rate, or (iii) the Overnight Rate plus a margin. Base Rate is the highest of (a) administrative agent’s prime rate, (b) 50 basis points above the Federal Funds rate, (c) the Benchmark Rate plus a margin and (d) 1.00%, in each case as in effect from time to time. The “Overnight Rate” is the greatest of the Benchmark Rate, the Federal Funds rate and 0.00%. “Benchmark Rate” means Term SOFR (defined as the forward-looking Secured Overnight Financing Rate term rate published two U.S. government securities business days prior to the commencement of the applicable interest period plus the Term SOFR Adjustment) for an interest period of one-month’s duration. To the extent that, at any time, the Benchmark Rate is less than 0.00%, the Benchmark Rate shall be deemed to be 0.00% for purposes of the Credit Facility. “Term SOFR Adjustment” means 0.10%. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $504,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at April 30, 2025 is $834,424 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Portfolio and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. At April 30, 2025, the Portfolio had borrowings outstanding under the Agreement of $100,000,000 at an annual interest rate of 7.50%. For the six months ended April 30, 2025, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $14,779,006 and 7.50%, respectively.
7  Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At April 30, 2025, the value of the Portfolio's investment in affiliated companies and in funds that may be deemed to be affiliated was $56,861,790, which represents 1.2% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks*
IAP Worldwide Services LLC(1)	$ —	$ —	$ —	$ —	$ —	$ 0	$ —	2,577
Exchange-Traded Funds
Eaton Vance Floating-Rate ETF	—	14,787,450	—	—	(396,450)	14,391,000	531,657	292,500
Short-Term Investments
Liquidity Fund	212,728,697	796,839,401	(967,097,308)	—	—	42,470,790	4,214,925	42,470,790
Total				$ —	$(396,450)	$56,861,790	$4,746,582
*	The related industry is the same as the presentation in the Portfolio of Investments.
(1)	Company is no longer an affiliate as of April 30, 2025.
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

At April 30, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 154,393,478	$ —	$ 154,393,478
Common Stocks	854,652	45,201,497	19,670,741	65,726,890
Corporate Bonds	—	368,233,914	—	368,233,914
Exchange-Traded Funds	14,391,000	—	—	14,391,000
Preferred Stocks	—	3,110,769	—	3,110,769
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	4,104,830,867	27,115,121	4,131,945,988
Warrants	—	—	0	0
Short-Term Investments	42,470,790	—	—	42,470,790
Total Investments	$57,716,442	$4,675,770,525	$46,785,862	$4,780,272,829
Forward Foreign Currency Exchange Contracts	$ —	$ 1,328,918	$ —	$ 1,328,918
Total	$57,716,442	$4,677,099,443	$46,785,862	$4,781,601,747
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (25,632,394)	$ —	$ (25,632,394)
Total	$ —	$ (25,632,394)	$ —	$ (25,632,394)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2025 is not presented.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

10  Commitments and Contingencies
In connection with the Serta Chapter 11 bankruptcy proceeding, on December 31, 2024, the U.S. Fifth Circuit Court of Appeals reversed a bankruptcy court’s ruling that held permissible an “uptier” agreement (the “2020 Agreement”) entered into by Serta with certain participating lenders, including the Portfolio. The 2020 Agreement had the effect of subordinating the existing debt of certain non-participating lenders to that of the participating lenders. The non-participating lenders brought claims for breach of contract, arguing that the participating lenders had breached an earlier agreement by entering into the 2020 Agreement. The appellate court found that the bankruptcy court had erred in determining that the 2020 Agreement was permitted by the terms of the earlier agreement and remanded the breach of contract claims for further consideration by the bankruptcy court. The appellate court further held that indemnification of the participating lenders in the 2020 Agreement was impermissible under the U.S. Bankruptcy Code. A request by the Portfolio and the other participating lenders for a rehearing of this matter before the Fifth Circuit en banc was denied. The matter has been remanded to the bankruptcy court to determine whether the participating lenders are liable for the breach of contract claims. At this time, the Portfolio cannot reliably predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value.

EVBLX-NCSR    4.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 24, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2025